INCOME TAX EXPENSE - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of valuation allowance
Balance at beginning of the year	¥ (957,811)	¥ (518,498)	¥ (324,883)
Change of valuation allowance	(294,442)	(439,313)	(193,615)
Balance at end of the year	(1,252,253)	¥ (957,811)	¥ (518,498)
Net operating loss carries forwards	¥ 2,545,800